Principal
Payment
0.00
82,589,154.77
0.00
0.00
82,589,154.77
Interest per
Note
Factor
Collection Period No.
12
Collection Period (from... to)
1-Mar-2014
31-Mar-2014
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended  31-Mar-2014
Determination Date
11-Apr-2014
Record Date
14-Apr-2014
Payment Date
15-Apr-2014
Interest Period of the Class A-1 Notes (from... to)
17-Mar-2014
15-Apr-2014
Actual/360 Days
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Mar-2014
15-Apr-2014
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
478,850,000.00
0.00
0.00
0.000000
Class A-2 Notes
796,000,000.00
666,015,456.20
583,426,301.43
103.755220
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,410,365,456.20
1,327,776,301.43
Overcollateralization
380,319,126.59
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
1,860,275,292.44
1,777,686,137.67
present value of lease payments
880,763,921.95
420,293,858.07
383,635,371.91
present value of Base Residual Value
1,518,755,204.64
1,439,981,434.37
1,394,050,765.76
Amount
Percentage
Interest Rate
Interest Payment
$1000 Face Amount
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Class A-1 Notes
0.270000%
0.00
0.000000
0.00
Current Overcollateralization Amount
449,909,836.24
18.75%
Class A-2 Notes
0.490000%
271,956.31
0.341654
82,861,111.08
104.096873
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Total
654,649.64
$83,243,804.41
Amounts in USD
Dates
Summary
0.000000
0.732948
1.000000
1.000000
0.000000
Interest & Principal
Interest & Principal
per $1000 Face Amount

Distribution Detail
Amount Paid                                                 Shortfall
Available Funds
Lease Payments Received
37,454,336.34
(1) Total Servicing Fee
Distributions
1,550,229.41
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
15,313,240.04
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
40,696,808.70
Excess wear and tear included in Net Sales Proceeds
16,004.57
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
290,244.68
(4) Priority Principal Distribution Amount
Subtotal
93,464,385.08
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
8,671,096.21
93,465,130.03
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
744.95
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
93,465,130.03
Amount Due
Total Available Collections
93,465,130.03
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,550,229.41
1,550,229.41
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
654,649.64
654,649.64
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
271,956.31
271,956.31
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
654,649.64
654,649.64
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
82,589,154.77
82,589,154.77
0.00
Principal Distribution Amount
82,589,154.77
82,589,154.77
0.00
0.00
0.00
654,649.64
0.00
0.00
82,589,154.77

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
Net Investment Earnings on the Exchange Note
Collection Account
643.04
Investment Earnings for the Collection Period
744.95

Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
1,860,275,292.44
51,206
Principal portion of lease payments
26,597,912.28
Terminations- Early
37,139,337.59
Terminations- Scheduled
14,472,236.58
Repurchase Payment (excluding interest)
0.00
Gross Losses
4,379,668.32
Securitization Value end of Collection Period
1,777,686,137.67
49,511
Pool Factor
74.09%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.32%
Weighted Average Remaining Term (months)
25.13
13.15
Weighted Average Seasoning (months)
9.42
21.66
Aggregate Base Residual Value
1,721,197,534.44
1,484,039,978.94
Cumulative Turn-in Ratio
80.57%
Proportion of base prepayment assumption realized life to date
109.50%
Actual lifetime prepayment speed
0.59%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,772,350,787.14
49,376
99.70%
31-60 Days Delinquent
3,990,484.50
102
0.22%
61-90 Days Delinquent
1,210,218.30
29
0.07%
91-120 Days Delinquent
134,647.73
4
0.01%
Total
1,777,686,137.67
49,511
100.00%
125,305.24
Cumulative Net Credit Loss / (Gain)
1,233,468.29
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,518,997.84
Less Liquidation Proceeds
827,081.95
(1,135,615.88)
Cumulative Residual Loss / (Gain)
(15,332,438.03)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.051%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
54,472,244.65
Less sales proceeds and other payments received during
Collection Period
55,607,860.53
Less Recoveries
566,610.65
Current Net Credit Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.639%)
Current Residual Loss / (Gain)